SUPPLEMENT TO THE

FIDELITY ADVISOR INVESTMENT GRADE BOND FUND

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Investment Grade Bond Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2003

Effective January 1, 2004, Ms. Davis no longer serves on the Board of Trustees. The following information has been removed from the "Trustees and Officers" section beginning on page 20.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Effective January 1, 2004, Dr. Heilmeier serves on the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section on page 24.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. The following information supplements the information found in the "Trustees and Officers" section beginning on page 20.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Fixed-Income Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

AIGB/AIGBIB-04-02 May 7, 2004
1.777603.104

Effective July 17, 2003, Mr. Fross serves as Assistant Secretary of the fund. The following information supplements the information found in the "Trustees and Officers" section beginning on page 20.

Stuart Fross (44)
	Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Effective March 1, 2004, Ms. Dwyer no longer serves as President and Treasurer of the fund. The following information has been removed from the "Trustees and Officers" section beginning on page 20.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Effective March 5, 2004, Ms. Reynolds serves as President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. The following information supplements the information found in the "Trustees and Officers" section beginning on page 20.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Effective July 17, 2003, Mr. Griffith no longer serves as Assistant Vice President of the fund. The following information has been removed from the "Trustees and Officers" section beginning on page 20.

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of the fund. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

Effective March 18, 2004, Ms. Monasterio serves as Deputy Treasurer of the fund. The following information supplements the information found in the "Trustees and Officers" section beginning on page 20.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Effective April 15, 2004, Mr. Lydecker serves as Assistant Treasurer of the fund. The following information supplements the information found in the "Trustees and Officers" section beginning on page 20.

Peter L. Lydecker (50)
	Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

The following information supplements the similar information in the "Management Contract" section on page 32.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of the fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on the fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 36.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Effective May 7, 2004, the following information replaces similar information found under the heading "Custodians" in the "Description of the Trust" section on page 36.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

SUPPLEMENT TO THE

FIDELITY® INVESTMENT GRADE BOND FUND

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2003

Effective January 1, 2004, Ms. Davis no longer serves on the Board of Trustees. The following information has been removed from the "Trustees and Officers" section beginning on page 15.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Effective January 1, 2004, Dr. Heilmeier serves on the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section on page 19.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. The following information supplements the information found in the "Trustees and Officers" section beginning on page 15.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Fixed-Income Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective July 17, 2003, Mr. Fross serves as Assistant Secretary of Investment Grade Bond. The following information supplements the information found in the "Trustees and Officers" section beginning on page 15.

Stuart Fross (44)
	Year of Election or Appointment: 2003 Assistant Secretary of Investment Grade Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

IGBB-04-02 May 7, 2004
1.730790.109

Effective March 1, 2004, Ms. Dwyer no longer serves as President and Treasurer of Investment Grade Bond. The following information has been removed from the "Trustees and Officers" section beginning on page 15.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Investment Grade Bond. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Effective March 5, 2004, Ms. Reynolds serves as President, Treasurer, and Anti-Money Laundering (AML) officer of Investment Grade Bond. The following information supplements the information found in the "Trustees and Officers" section beginning on page 15.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Investment Grade Bond. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Effective July 17, 2003, Mr. Griffith no longer serves as Assistant Vice President of Investment Grade Bond. The following information has been removed from the "Trustees and Officers" section beginning on page 15.

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of Investment Grade Bond. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

Effective March 18, 2004, Ms. Monasterio serves as Deputy Treasurer of Investment Grade Bond. The following information supplements the information found in the "Trustees and Officers" section beginning on page 15.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Investment Grade Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Effective April 15, 2004, Mr. Lydecker serves as Assistant Treasurer of Investment Grade Bond. The following information supplements the information found in the "Trustees and Officers" section beginning on page 15.

Peter L. Lydecker (50)
	Year of Election or Appointment: 2004 Assistant Treasurer of Investment Grade Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

The following information supplements the similar information in the "Management Contract" section on page 26.

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of the fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States and Canada. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on the fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section beginning on page 29.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Effective May 7, 2004, the following information replaces similar information found under the heading "Custodians" in the "Description of the Trust" section on page 30.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.